Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Dividends declared	$ 0.7	$ 0.68	$ 0.66
Issuance of stock, shares	45,885	75,818	70,890